Revenue	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Revenue

17	Revenue

Licensing Arrangement with NeuRX Health Inc – Historical Agreement

On October 8, 2025, Davion Healthcare Plc entered into a Global Manufacturing and Distribution Agreement with NeuRX Health Inc. (“NeuRX”), which granted NeuRX an exclusive worldwide licence to manufacture, market, distribute and sell the Company's BreastCheck product. The agreement was subsequently amended in December 2025. The following disclosure describes the contractual terms in existence as at December 31, 2025. No revenue was recognised under the agreement during the year ended December 31, 2025.

License Consideration

Total license consideration of $120 million consists of:

•	$1 million payable upon commercial launch in July 2026
•	$19 million payable in twelve monthly installments beginning July 2026
•	$100 million payable in ten annual installments of $10 million each beginning January 2027.

The Company expects the $100 million portion to be settled through issuance of NeuRX equity securities with a value of $10 million per issuance.

Royalty structure NeuRX will pay:

•	$5 per BreastCheck unit manufactured
•	minimum royalties of $10 million per Contract Year ($100 million over 10 years)
•	50% of net revenue from follow-on tests purchased by returning customers.

Subsequent termination of NeuRX agreement

Subsequent to December 31, 2025, the Company terminated the Global Manufacturing and Distribution Agreement with NeuRX. As a consequence, NeuRX no longer holds exclusive worldwide manufacturing or distribution rights in respect of BreastCheck and the Company does not expect to receive the future license fees, equity consideration or minimum royalties described above under the terminated agreement.

Following termination, the Company has adopted a commercialization strategy under which it may manufacture and distribute BreastCheck directly, through other members of the Davion group, or through third-party manufacturers and distributors appointed on a regional or territory-specific basis. NeuRX may remain a non-exclusive distributor of BreastCheck in the United States subject to the terms of any separate distribution arrangement.

The termination was a non-adjusting event after the reporting period as it arose from circumstances occurring after December 31, 2025. No amounts relating to future NeuRX license fees, equity consideration or royalties had been recognised as revenue or receivables at December 31, 2025.

Accounting for Equity Consideration

Under the terms of the agreement existing at December 31, 2025, the $100 million component of license consideration was contemplated to be settled through NeuRX equity securities. Following subsequent termination of the agreement, the Company no longer expects to receive this consideration under the terminated arrangement.

Contract Liabilities

Cash and equity consideration received prior to revenue recognition are recorded as contract liabilities. These balances are recognized as revenue over the service period.